OMB APPROVAL
OMB Number:	3235-0570
Expires:	January 31, 2017
Estimated average burden
hours per response:	20.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08743

Invesco Senior Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309
(Address of principal executive offices)	(Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 439-3217

Date of fiscal year end: 2/28

Date of reporting period: 8/31/16

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2016

Invesco Senior Income Trust
NYSE: VVR

2	Letters to Shareholders
3	Trust Performance
3	Share Repurchase Program Notice
4	Dividend Reinvestment Plan
5	Schedule of Investments
24	Financial Statements
27	Notes to Financial Statements
36	Financial Highlights
38	Approval of Investment Advisory and Sub-Advisory Contracts
40	Proxy Results
Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the fund’s investment strategy; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Trust, including performance data and a complete list of its investments as of the close of the reporting period.

The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means trusting our research-driven insights, having confidence in our investment processes and building portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

Our website, invesco.com/us, offers timely information about your Trust. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

For questions about your account, contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

2                             Invesco Senior Income Trust

Trust Performance

Performance summary Cumulative total returns, 2/29/16 to 8/31/16
Trust at NAV	14.29%
Trust at Market Value	21.58
Credit Suisse Leveraged Loan Index▼	7.91

Market Price Discount to NAV as of 8/31/16	-6.77
Source: ▼Bloomberg L.P.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, US-dollar-denominated, noninvestment-grade loans.

The Trust is not managed to track the performance of any particular index, including the index described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program
In September 2016, the Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day	average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase	shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

3                             Invesco Senior Income Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎  Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

∎  Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎  Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/us.

∎  Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/us, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

4                             Invesco Senior Income Trust

Schedule of Investments

August 31, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–116.24%(b)(c)
Aerospace & Defense–3.46%
Abacus Innovations Corp., Term Loan B	3.27%	08/16/2023	$3,873	$3,901,910
BE Aerospace, Inc., Term Loan	3.75%	12/16/2021	2,620	2,649,124
Camp International Holding Co., First Lien Term Loan(d)	—	08/18/2023	2,110	2,102,859
Consolidated Aerospace Manufacturing, LLC, Term Loan	4.75%	08/11/2022	1,529	1,437,067
IAP Worldwide Services,
Revolver Loan(e)	0.00%	07/18/2018	1,004	983,767
Revolver Loan	1.50%	07/18/2018	251	245,942
Second Lien Term Loan (Acquired 07/18/2014-08/18/2014; Cost $1,368,590)	8.00%	07/18/2019	1,453	1,322,615
PRV Aerospace, LLC, Term Loan	7.00%	05/09/2018	2,605	2,474,903
TransDigm Inc.,
Delayed Draw Term Loan F	3.75%	06/09/2023	973	971,241
Term Loan C	3.75%	06/09/2023	4,941	4,934,367
Term Loan D	3.75%	06/04/2021	2,451	2,450,893
Term Loan E	3.75%	05/16/2022	4,932	4,930,163
Term Loan F	3.75%	06/09/2023	1,081	1,079,157
				29,484,008

Air Transport–0.56%
Delta Air Lines, Inc., Revolver Loan(e)	0.00%	10/18/2017	1,076	1,059,681
Gol LuxCo S.A. (Luxembourg), Term Loan (Acquired 08/19/2015; Cost $3,051,274)	6.50%	08/31/2020	3,076	3,083,933
United Continental Holdings, Inc., Term Loan B-1	3.50%	09/15/2021	656	657,712
				4,801,326

Automotive–3.08%
Autoparts Holdings Ltd., First Lien Term Loan	7.00%	07/29/2017	663	629,786
BBB Industries, LLC, Second Lien Term Loan	9.75%	11/03/2022	548	501,248
Britax Group Ltd., Term Loan	4.50%	10/15/2020	462	388,505
FCA US LLC, Term Loan	3.50%	05/24/2017	622	624,093
Federal-Mogul Holdings Corp.,
Term Loan B	4.00%	04/15/2018	585	577,499
Term Loan C	4.75%	04/15/2021	11,954	11,451,110
Goodyear Tire & Rubber Co., Second Lien Term Loan	3.75%	04/30/2019	794	797,107
Midas Intermediate Holdco II, LLC, Incremental Term Loan	4.50%	08/18/2021	1,758	1,766,146
MPG Holdco I Inc., Term Loan B-1	3.75%	10/20/2021	1,899	1,903,284
Tower Automotive Holdings USA, LLC, Term Loan	4.00%	04/23/2020	2,787	2,779,346
Transtar Holding Co.,
First Lien Term Loan	7.75%	10/09/2018	3,682	2,955,100
Second Lien Term Loan	10.00%	10/09/2019	1,117	175,070
Wand Intermediate I L.P.,
First Lien Term Loan	4.75%	09/17/2021	1,012	1,016,658
Second Lien Term Loan	8.25%	09/17/2022	732	682,871
				26,247,823

Beverage & Tobacco–0.08%
Winebow Holdings, Inc., Second Lien Term Loan (Acquired 06/27/2014; Cost $723,616)	8.50%	12/31/2021	728	647,478

Building & Development–2.36%
Beacon Roofing Supply, Inc., Term Loan	4.00%	10/01/2022	997	1,001,738

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Building & Development–(continued)
Beazer Homes USA, Inc., Second Lien Term Loan B	6.41%	03/11/2018		$1,234	$1,227,360
Capital Automotive L.P., Second Lien Term Loan	6.00%	04/30/2020		2,512	2,533,701
Lake at Las Vegas Joint Venture, LLC,
Exit Revolver Loan (Acquired 07/17/2012; Cost $19,114)(e)	0.00%	02/28/2017		19	12,424
PIK Exit Revolver Loan (Acquired 07/19/2010-03/31/2016; Cost $239,046)(f)	5.00%	02/28/2017		239	155,380
Mannington Mills, Inc., Term Loan	4.75%	10/01/2021		713	712,639
Mueller Water Products, Inc., Term Loan	4.00%	11/25/2021		57	57,412
Quikrete Holdings, Inc., First Lien Term Loan	4.00%	09/26/2020		5,749	5,776,657
Re/Max International, Inc., Term Loan	4.00%	07/31/2020		1,767	1,768,442
Realogy Group LLC, Term Loan B	3.75%	07/20/2022		4,910	4,945,029
Stardust Finance Holdings, Inc., Sr. Lien Term Loan	6.50%	03/13/2022		1,251	1,244,987
Tamarack Resort LLC,
PIK Term Loan A (Acquired 03/07/2014-07/15/2016; Cost $583,294)(f)	12.00%	03/07/2018		582	81,464
PIK Term Loan B (Acquired 03/07/2014-06/30/2016; Cost $93,506)(f)	6.50%	02/28/2019		416	0
WireCo WorldGroup, Inc., Term Loan(d)	—	07/22/2023		611	613,061
					20,130,294

Business Equipment & Services–12.75%
Acosta, Inc., Term Loan B-1	4.25%	09/26/2021		498	486,418
Allied Universal HoldCo LLC,
Delayed Draw Term Loan(e)	0.00%	07/28/2022		371	370,651
First Lien Incremental Term Loan	5.50%	07/28/2022		1,867	1,868,080
Alorica Inc., Term Loan B	5.50%	06/30/2022		1,675	1,692,256
Asurion LLC,
Incremental Term Loan B-1	5.00%	05/24/2019		1,016	1,018,948
Incremental Term Loan B-2	4.25%	07/08/2020		9,346	9,323,729
Incremental Term Loan B-4	5.00%	08/04/2022		371	371,921
Second Lien Term Loan	8.50%	03/03/2021		8,769	8,759,137
Brickman Group Ltd. LLC,
First Lien Term Loan	4.00%	12/18/2020		3,699	3,686,388
Second Lien Term Loan	7.50%	12/17/2021		665	658,817
Caraustar Industries, Inc.,
Incremental Term Loan	8.00%	05/01/2019		622	627,441
Term Loan	8.00%	05/01/2019		2,399	2,418,503
Checkout Holding Corp.,
Second Lien Term Loan	7.75%	04/11/2022		2,284	1,621,588
Term Loan B	4.50%	04/09/2021		3,711	3,302,368
Connolly, LLC, Second Lien Term Loan	8.00%	05/14/2022		194	194,147
Crossmark Holdings, Inc.,
First Lien Term Loan	4.50%	12/20/2019		1,959	1,349,572
Second Lien Term Loan	8.75%	12/21/2020		731	330,854
Dream Secured Bondco AB (Sweden), Term Loan B-1-A	4.50%	10/21/2022	EUR	892	1,006,433
Emdeon Inc.,
Term Loan B-2	3.75%	11/02/2018		2,831	2,835,490
Term Loan B-3	3.75%	11/02/2018		404	404,237
Equinix, Inc., Term Loan B	4.00%	01/08/2023		574	577,916
First Data Corp.,
Term Loan	4.52%	03/24/2021		17,225	17,334,120
Term Loan	4.27%	07/10/2022		142	142,162
Genesys Telecom Holdings, U.S., Inc., Term Loan 2	4.50%	11/13/2020		2,165	2,164,644
Global Payments Inc., Term Loan B	4.02%	04/22/2023		1,313	1,325,399
Hillman Group, Inc. (The), Term Loan	4.50%	06/30/2021		1,943	1,945,213
Inmar, Inc., Second Lien Term Loan	8.00%	01/27/2022		22	21,075

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
KAR Auction Services, Inc., Term Loan B-3	4.25%	03/09/2023		$3,052	$3,095,872
Karman Buyer Corp.,
Second Lien Term Loan	7.50%	07/25/2022		2,262	2,159,936
Term Loan	4.25%	07/25/2021		377	374,835
Kronos Inc.,
First Lien Incremental Term Loan	4.50%	10/30/2019		1,531	1,539,730
Second Lien Term Loan	9.75%	04/30/2020		1,145	1,171,883
Lonestar Intermediate Super Holdings, LLC, Term Loan(d)	—	08/31/2021		2,925	2,919,158
Peak 10, Inc., Second Lien Term Loan	8.25%	06/17/2022		369	338,792
Sensus USA, Inc., First Lien Term Loan	6.50%	04/05/2023		3,053	3,067,517
SolarWinds Holdings, Inc., Term Loan	5.50%	02/03/2023		4,419	4,445,707
Spin Holdco Inc., First Lien Term Loan	4.25%	11/14/2019		7,874	7,813,904
TaxAct, Inc., Term Loan	7.00%	12/31/2022		1,253	1,265,046
TNS Inc.,
First Lien Term Loan	5.00%	02/14/2020		1,246	1,250,066
Second Lien Term Loan	9.00%	08/14/2020		184	183,084
Trans Union LLC, Term Loan B-2	3.50%	04/09/2021		4,454	4,475,816
U.S. Security Associates Holdings, Inc., Term Loan	6.00%	07/14/2023		1,403	1,406,352
Ventia Deco LLC, Term Loan B	5.00%	05/21/2022		970	976,420
Wash MultiFamily Acquisition Inc.,
Canadian First Lien Term Loan	4.25%	05/13/2022		130	129,466
Canadian Second Lien Term Loan (Acquired 05/04/2015; Cost $20,638)	8.00%	05/14/2023		21	20,560
First Lien Term Loan	4.25%	05/13/2022		740	739,256
Second Lien Term Loan (Acquired 05/04/2015; Cost $117,812)	8.00%	05/12/2023		119	117,386
West Corp., Term Loan B-12	3.75%	06/17/2023		1,486	1,492,078
WEX Inc., Term Loan B	4.25%	07/01/2023		3,717	3,753,545
					108,573,916

Cable & Satellite Television–6.85%
Charter Communications Operating, LLC, Term Loan I	3.50%	01/24/2023		8,189	8,243,507
CSC Holdings, LLC, Term Loan	5.00%	10/09/2022		8,165	8,247,554
ION Media Networks, Inc., Term Loan B-1	4.75%	12/18/2020		2,640	2,650,060
MCC Iowa, Term Loan J	3.75%	06/30/2021		440	442,270
Mediacom Illinois, LLC, Term Loan G	3.50%	06/30/2021		1,157	1,161,809
Numericable-SFR S.A. (France),
Term Loan B-5	4.56%	07/29/2022		530	530,887
Term Loan B-6	4.75%	02/10/2023		7,346	7,380,169
Telenet Financing USD LLC, Term Loan AD	4.25%	06/30/2024		1,873	1,882,386
UPC Financing Partnership, Term Loan AN(d)	—	08/23/2024		9,496	9,478,573
Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan F	3.65%	06/30/2023		6,438	6,449,169
WaveDivision Holdings, LLC, Term Loan	4.00%	10/14/2019		303	303,202
WideOpenWest Finance, LLC, Term Loan B(d)	—	08/19/2023		2,895	2,885,741
Ziggo B.V. (Netherlands),
Term Loan B-1	3.65%	01/15/2022		2,299	2,292,420
Term Loan B-2	3.66%	01/15/2022		1,481	1,477,278
Term Loan B-3	3.70%	01/15/2022		2,436	2,429,595
Term Loan C(d)	—	08/31/2024	EUR	2,264	2,521,835
					58,376,455

Chemicals & Plastics–3.38%
Allnex & Cy S.C.A.,
Term Loan B-1	4.50%	10/03/2019		111	111,118
Term Loan B-2	4.50%	10/03/2019		58	57,656

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Chemicals & Plastics–(continued)
Chemours Co. (The), Term Loan B	3.75%	05/12/2022	$414	$409,295
Chromaflo Technologies Corp.,
First Lien Term Loan B	4.50%	12/02/2019	580	579,905
Second Lien Term Loan	8.25%	06/02/2020	489	449,759
Colouroz Investment LLC (Germany),
First Lien Term Loan B-2	4.50%	09/07/2021	2,075	2,066,462
Second Lien Term Loan B-2	8.25%	09/05/2022	4,050	3,840,703
Term Loan C	4.50%	09/07/2021	343	341,610
Constantinople Acquisition GmbH (Austria),
Term Loan B-1	4.75%	04/30/2022	155	155,581
Term Loan B-2	4.75%	04/30/2022	793	798,927
Ferro Corp., Term Loan	4.00%	07/30/2021	562	557,616
Gemini HDPE LLC, Term Loan	4.75%	08/06/2021	974	975,607
HII Holding Corp., First Lien Term Loan (Acquired 12/13/2012; Cost $1,616,108)	4.25%	12/20/2019	1,624	1,621,790
Huntsman International, LLC, Incremental Term Loan 1	3.75%	10/01/2021	2,642	2,657,126
Ineos Holdings Ltd., Term Loan	3.75%	05/04/2018	1,047	1,048,448
MacDermid, Inc.,
First Lien Term Loan B	5.50%	06/07/2020	1,094	1,095,276
Term Loan B-3	5.50%	06/07/2020	5	5,061
Otter Products, LLC, Term Loan B	5.75%	06/03/2020	3,428	3,050,583
Oxea Finance LLC, First Lien Term Loan B-2	4.25%	01/15/2020	3,770	3,611,650
ProAmpac Intermediate Inc.,
Second Lien Term Loan (Acquired 08/07/2015; Cost $665,524)	9.25%	08/18/2023	678	667,732
Term Loan	5.75%	08/18/2022	46	46,563
Royal Holdings, Inc., Second Lien Term Loan	8.50%	06/19/2023	347	342,710
Styrolution US Holding LLC, First Lien Term Loan B-1	6.50%	11/07/2019	3,395	3,407,363
Tata Chemicals North America Inc., Term Loan	3.75%	08/07/2020	859	859,628
				28,758,169

Clothing & Textiles–1.12%
ABG Intermediate Holdings 2 LLC,
First Lien Term Loan	5.50%	05/27/2021	2,233	2,225,913
Second Lien Term Loan	9.50%	05/27/2022	1,157	1,136,882
Ascena Retail Group, Inc., Term Loan B	5.25%	08/21/2022	3,278	3,197,250
Samsonite IP Holdings, S.a.r.l (Luxembourg), Term Loan B	4.00%	05/13/2023	1,084	1,097,098
Varsity Brands Holding Co., Inc., Term Loan	5.00%	12/10/2021	1,876	1,885,940
				9,543,083

Conglomerates–0.39%
CeramTec Acquisition Corp.,
Term Loan B-1	4.25%	08/30/2020	940	946,284
Term Loan B-2	4.25%	08/30/2020	104	104,888
Term Loan B-3	4.25%	08/30/2020	287	289,229
Epiq Systems, Inc., Term Loan	4.50%	08/27/2020	1,426	1,423,263
Penn Engineering & Manufacturing Corp., Incremental Term Loan B	4.00%	08/29/2021	582	583,153
Spectrum Brands, Inc., Term Loan	3.51%	06/23/2022	14	13,688
				3,360,505

Containers & Glass Products–1.38%
Berlin Packaging, LLC,
Second Lien Term Loan	7.75%	09/30/2022	397	397,827
Term Loan	4.50%	10/01/2021	1,458	1,461,309
Berry Plastics Group, Inc., Term Loan G	3.50%	01/06/2021	1,234	1,233,794

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products–(continued)
BWAY Holding Co., Term Loan	5.50%	08/14/2020		$81	$81,438
Consolidated Container Co. LLC, Term Loan	5.00%	07/03/2019		356	353,132
Duran Group (Germany), Term Loan C (Acquired 07/15/2015; Cost $1,316,939)	8.25%	11/28/2019		1,317	1,310,354
Hoffmaster Group, Inc.,
First Lien Term Loan	5.25%	05/09/2020		1,989	1,990,473
Second Lien Term Loan (Acquired 05/13/2014; Cost $406,157)	10.00%	05/09/2021		410	391,824
LA Holding B.V. (Netherlands),
Term Loan B-1-A (Acquired 12/16/2015; Cost $451,722)	6.50%	06/18/2018	EUR	412	457,334
Term Loan B-1-B (Acquired 12/16/2015; Cost $484,335)	6.50%	06/18/2018	EUR	443	492,137
Term Loan B-1-C (Acquired 12/16/2015; Cost $157,859)	6.50%	06/18/2018	EUR	145	160,402
Ranpak Corp.,
Second Lien Term Loan (Acquired 09/22/2014; Cost $215,944)	8.25%	10/03/2022		217	199,968
Term Loan B-1	4.25%	10/01/2021		300	296,472
Reynolds Group Holdings Inc., Term Loan	4.25%	02/05/2023		2,387	2,393,222
Tekni-Plex, Inc., Second Lien Term Loan	8.75%	06/01/2023		603	579,302
					11,798,988

Cosmetics & Toiletries–0.92%
Coty Inc., Term Loan B	3.75%	10/27/2022		1,297	1,306,457
Galleria Co., Term Loan B	3.75%	01/26/2023		2,884	2,900,873
Revlon Consumer Products Corp., Term Loan B(d)	—	09/07/2023		3,599	3,600,467
					7,807,797

Drugs–1.85%
BPA Laboratories,
First Lien Term Loan	3.25%	07/03/2017		1,916	1,459,430
Second Lien Term Loan	3.25%	07/03/2017		1,666	957,974
Endo Pharmaceuticals Holdings Inc., Incremental Term Loan B	3.75%	09/25/2022		379	377,873
Grifols Worldwide Operations USA, Inc., Term Loan B	3.44%	02/27/2021		6,728	6,786,130
Valeant Pharmaceuticals International, Inc. (Canada),
Series C-2, Term Loan B(d)	—	12/11/2019		3,358	3,367,295
Series E-1, Term Loan B	5.25%	08/05/2020		639	639,196
Series F-1, Term Loan B	5.50%	04/01/2022		2,190	2,196,075
					15,783,973

Ecological Services & Equipment–0.29%
Advanced Disposal Services, Inc., Term Loan B-2	3.75%	10/09/2019		364	363,948
PSSI Holdings LLC, Term Loan	4.75%	12/02/2021		434	436,424
Waste Industries USA, Inc., Term Loan B	3.50%	02/27/2020		574	576,690
WCA Waste Corp., Term Loan(d)	—	08/11/2023		1,071	1,073,927
					2,450,989

Electronics & Electrical–15.74%
4L Technologies Inc., Term Loan	5.50%	05/08/2020		5,506	4,941,842
Avago Technologies Cayman Finance Ltd. (Luxembourg), Term Loan B-3	3.51%	02/01/2023		14,608	14,756,294
AVG Technologies N.V. (Netherlands), Term Loan	5.75%	10/15/2020		1,311	1,314,502
Blackboard Inc., Term Loan B-3	4.75%	10/04/2018		5,926	5,863,239
Cavium, Inc., Term Loan B	3.75%	08/16/2022		1,233	1,238,489
CommScope, Inc., Term Loan 5	3.75%	12/29/2022		2,846	2,862,865
Compuware Corp.,
Term Loan B-1	6.25%	12/15/2019		317	317,164
Term Loan B-2	6.25%	12/15/2021		1,734	1,695,145

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Dell International LLC,
Term Loan A-2(d)	—	09/07/2021		$3,752	$3,641,491
Term Loan B(d)	—	09/07/2023		9,807	9,871,702
Deltek, Inc., Term Loan	5.00%	06/25/2022		3,075	3,093,303
Diamond US Holding LLC, Term Loan	4.75%	12/17/2021		1,355	1,337,894
Diebold, Inc., Term Loan B	5.25%	11/06/2023		3,413	3,435,120
Hyland Software, Inc.,
First Lien Term Loan	4.75%	07/01/2022		655	657,326
Second Lien Term Loan	8.25%	07/03/2023		289	291,294
Lattice Semiconductor Corp., Term Loan	5.25%	03/10/2021		1,552	1,534,658
Lully Finance LLC, Second Lien Term Loan B-1	9.50%	10/16/2023		675	668,243
MA Finance Co., LLC, Term Loan C	4.50%	11/20/2019		3,165	3,176,405
MACOM Technology Solutions Holdings, Inc., Term Loan(d)	—	05/07/2021		788	793,457
Mediaocean LLC, Term Loan	5.75%	08/15/2022		1,297	1,291,769
Micron Technology, Inc., Term Loan	6.64%	04/26/2022		1,063	1,075,586
Microsemi Corp., Term Loan B	3.75%	01/15/2023		3,329	3,356,756
Mirion Technologies, Inc., Term Loan	5.75%	03/31/2022		1,334	1,336,960
MKS Instruments, Inc., Term Loan B-1	4.25%	05/01/2023		1,776	1,795,010
MSC Software Corp.,
First Lien Term Loan	5.00%	05/29/2020		139	138,433
Second Lien Term Loan	8.50%	06/01/2021		419	406,308
MTS Systems, Term Loan B	5.00%	07/05/2023		1,239	1,252,896
Natel Engineering Co., Inc., Term Loan	6.75%	04/10/2020		1,277	1,275,165
Neustar, Inc., Incremental Term Loan	4.52%	01/22/2018		2,841	2,837,134
Oberthur Technologies of America Corp., Term Loan B-2	4.50%	10/18/2019		1,094	1,093,583
Omnitracs, Inc., Term Loan	4.75%	11/25/2020		1,441	1,426,681
ON Semiconductor Corp., Term Loan	5.25%	03/31/2023		8,541	8,663,884
Riverbed Technology, Inc., Term Loan	5.00%	04/25/2022		25	25,635
RP Crown Parent, LLC,
First Lien Term Loan	6.00%	12/21/2018		8,711	8,717,959
Second Lien Term Loan	11.25%	12/21/2019		606	610,538
SS&C Technologies, Inc.,
Term Loan B-1	4.00%	07/08/2022		2,105	2,122,549
Term Loan B-2	4.00%	07/08/2022		268	270,409
Sybil Software LLC,
Term Loan(d)	—	08/03/2022		4,804	4,820,734
Term Loan	4.25%	03/20/2020		797	800,115
TTM Technologies, Inc., Term Loan B	6.00%	05/31/2021		2,889	2,899,582
Veritas US Inc.,
Term Loan B-1	6.63%	01/27/2023	EUR	2,104	2,209,057
Term Loan B-1	6.63%	01/27/2023		9,648	8,908,151
VF Holding Corp., Term Loan	4.75%	06/30/2023		1,563	1,569,304
Western Digital Corp., Term Loan B-1	4.50%	04/29/2023		8,912	8,977,619
Zebra Technologies Corp., Term Loan	4.00%	10/27/2021		4,640	4,691,435
					134,063,685

Equipment Leasing–0.20%
Flying Fortress Inc., Term Loan	3.50%	04/30/2020		56	56,032
IBC Capital US LLC, Term Loan	4.75%	09/09/2021		1,686	1,630,851
					1,686,883

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Financial Intermediaries–2.18%
Black Knight InfoServ, LLC, Term Loan B	3.75%	05/27/2022		$242	$243,605
iPayment Inc., Term Loan	6.75%	05/08/2017		3,840	3,695,735
LPL Holdings, Inc., Term Loan B	4.75%	11/20/2022		1,861	1,875,357
MoneyGram International, Inc., Term Loan	4.25%	03/27/2020		5,248	4,977,372
RJO Holdings Corp., Term Loan	7.28%	12/10/2017		3,311	2,756,432
RPI Finance Trust, Term Loan B-4	3.50%	11/09/2020		2,726	2,744,736
SAM Finance Lux S.a.r.l. (Luxembourg), Term Loan	4.25%	12/17/2020		1,210	1,209,343
Stiphout Finance LLC,
Second Lien Term Loan (Acquired 07/23/2015; Cost $61,502)	9.00%	10/26/2023		62	61,169
Term Loan	4.75%	10/26/2022		1,042	1,040,847
					18,604,596

Food & Drug Retailers–1.66%
Adria Group Holding B.V. (Netherlands), Term Loan	10.50%	06/04/2018	EUR	2,108	2,225,049
Albertson’s, LLC,
Term Loan B-4	4.50%	08/25/2021		8,184	8,230,858
Term Loan B-5	4.75%	12/21/2022		1,603	1,614,906
Term Loan B-6	4.75%	06/22/2023		49	49,292
Pret A Manger (United Kingdom), Term Loan B	5.28%	07/31/2020	GBP	1,250	1,643,489
Rite Aid Corp.,
Second Lien Term Loan	5.75%	08/21/2020		88	88,068
Second Lien Term Loan	4.88%	06/21/2021		263	263,957
					14,115,619

Food Products–5.17%
AdvancePierre Foods, Inc., Term Loan B	4.50%	06/02/2023		4,236	4,273,135
Candy Intermediate Holdings, Inc., Term Loan	5.50%	06/15/2023		2,188	2,189,781
Charger OpCo B.V., Term Loan B-1	4.25%	07/02/2022		3,530	3,560,619
Chefs’ Warehouse Parent, LLC,
Delayed Draw Term Loan(e)	0.00%	06/22/2022		130	127,560
Delayed Draw Term Loan	5.75%	06/22/2022		50	49,482
Term Loan	5.75%	06/22/2022		1,100	1,078,010
CSM Bakery Supplies LLC,
First Lien Term Loan	5.00%	07/03/2020		1,361	1,295,239
Second Lien Term Loan	8.75%	07/03/2021		1,266	1,155,380
Dole Food Co., Inc., Term Loan B	4.50%	11/01/2018		4,546	4,569,068
Hearthside Group Holdings, LLC,
Revolver Loan(e)	0.00%	06/02/2019		522	519,296
Revolver Loan	3.74%	06/02/2019		852	847,273
Term Loan	4.50%	06/02/2021		1,585	1,588,920
Hostess Brands, LLC, Second Lien Term Loan	8.50%	08/03/2023		649	652,167
JBS USA, LLC,
Incremental Term Loan	3.75%	09/18/2020		540	540,656
Incremental Term Loan	4.00%	10/30/2022		3,994	3,996,257
Term Loan	3.75%	05/25/2018		2,906	2,909,775
Keurig Green Mountain, Inc., Term Loan B	5.25%	03/03/2023		10,355	10,475,708
Post Holdings, Inc., Revolver Loan(e)	0.00%	01/29/2019		2,057	2,055,863
Shearer’s Foods, LLC,
First Lien Term Loan	4.94%	06/30/2021		1,518	1,515,025
Incremental Term Loan	5.25%	06/30/2021		413	412,715
Second Lien Term Loan	7.75%	06/30/2022		214	194,674
					44,006,603

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Service–2.07%
Pizza Hut Holdings, LLC, Term Loan B	3.26%	06/16/2023		$1,370	$1,380,729
Portillo’s Holdings, LLC, Second Lien Term Loan	8.00%	08/01/2022		423	422,687
Red Lobster Management, LLC, Term Loan	6.25%	07/28/2021		1,304	1,311,597
Restaurant Holding Co., LLC, First Lien Term Loan (Acquired 02/28/2014; Cost $1,090,914)	8.75%	02/28/2019		1,113	1,046,352
Steak ‘n Shake Inc., Term Loan	4.75%	03/19/2021		1,209	1,196,821
TMK Hawk Parent, Corp.,
First Lien Term Loan	5.25%	10/01/2021		1,872	1,877,875
Second Lien Term Loan	8.50%	10/01/2022		576	575,965
US Foods, Inc., Incremental Term Loan	4.00%	06/27/2023		9,765	9,826,739
					17,638,765

Health Care–5.42%
Acadia Healthcare Co., Inc.,
Incremental Term Loan B	3.75%	02/11/2022		588	588,938
Term Loan B-2	4.50%	02/16/2023		2,048	2,062,549
Auris Luxembourg III S.a.r.l. (Luxembourg), Term Loan B-4	4.25%	01/17/2022		1,588	1,595,809
BSN Medical Luxembourg Holding S.a.r.l. (Luxembourg), Second Lien Term Loan(d)	—	07/23/2024	EUR	1,250	1,394,313
CareCore National, LLC, Term Loan	5.50%	03/05/2021		1,305	1,279,321
Community Health Systems, Inc.,
Incremental Term Loan F	4.08%	12/31/2018		2,717	2,683,442
Incremental Term Loan G	3.75%	12/31/2019		659	635,648
Revolver Loan(e)	0.00%	01/27/2019		1,023	990,161
DJO Finance LLC, Term Loan	4.25%	06/07/2020		4,719	4,565,163
Explorer Holdings, Inc., Term Loan	6.00%	05/02/2023		810	815,080
Greatbatch Ltd., Term Loan B	5.25%	10/27/2022		3,407	3,384,318
HC Group Holdings III, Inc., Term Loan	6.00%	04/07/2022		1,553	1,559,979
HCA Inc.,
Term Loan B-6	3.77%	03/18/2023		1,188	1,203,378
Term Loan B-7	3.57%	02/15/2024		1,943	1,964,327
Hill-Rom Holdings, Inc., Term Loan B	3.50%	09/08/2022		1,530	1,542,347
Kindred Healthcare, Inc., Term Loan	4.25%	04/09/2021		525	521,708
Kinetic Concepts, Inc., Term Loan F-1	5.00%	11/04/2020		3,567	3,587,034
MPH Acquisition Holdings LLC, Term Loan B	5.00%	06/07/2023		6,866	6,950,624
National Surgical Hospitals, Inc., Term Loan	4.50%	06/01/2022		941	929,650
New Millennium HoldCo, Term Loan	7.50%	12/21/2020		4,151	2,031,384
Phillips-Medisize Corp.,
Second Lien Term Loan	8.25%	06/16/2022		369	369,844
Term Loan	4.75%	06/16/2021		749	749,364
Surgery Center Holdings, Inc., Term Loan	5.25%	11/03/2020		1,203	1,205,521
Surgical Care Affiliates, LLC, Term Loan	4.25%	03/17/2022		1,205	1,213,411
Western Dental Services, Inc., Term Loan	7.50%	11/01/2018		2,372	2,360,009
					46,183,322

Home Furnishings–0.51%
Mattress Holding Corp.,
Incremental Term Loan	6.25%	10/20/2021		3,189	3,192,986
Term Loan	6.25%	10/20/2021		1,146	1,147,625
					4,340,611

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–1.77%
Accudyne Industries LLC,
Revolver Loan(e)	0.00%	09/13/2019		$2,808	$2,402,141
Term Loan	4.00%	12/13/2019		2,830	2,536,769
Crosby US Acquisition Corp.,
First Lien Term Loan	4.00%	11/23/2020		1,943	1,601,925
Second Lien Term Loan	7.00%	11/22/2021		960	648,432
Doosan Bobcat Inc., Term Loan B	4.50%	05/28/2021		2,114	2,128,136
Filtration Group Corp., Second Lien Term Loan	8.25%	11/22/2021		249	246,189
MX Holdings US, Inc., Term Loan B-1-A	4.00%	08/14/2020		927	933,964
North American Lifting Holdings, Inc., First Lien Term Loan	5.50%	11/27/2020		2,119	1,647,224
Rexnord LLC/ RBS Global, Inc., Term Loan B	4.00%	08/21/2020		1,393	1,395,080
Tank Holding Corp., Term Loan	5.25%	03/16/2022		725	695,239
Terex Corp., Term Loan	3.50%	08/13/2021		128	126,562
Virtuoso US LLC, Term Loan	4.25%	02/11/2021		750	752,602
					15,114,263

Insurance–0.01%
York Risk Services Holding Corp., Term Loan	4.75%	10/01/2021		60	53,581

Leisure Goods, Activities & Movies–4.06%
Alpha Topco Ltd. (United Kingdom),
Second Lien Term Loan	7.75%	07/29/2022		4,381	4,349,089
Term Loan B-3	4.75%	07/30/2021		8,803	8,772,963
AMC Entertainment, Inc., Term Loan	4.00%	12/15/2022		1,513	1,524,379
Bright Horizons Family Solutions, Inc., Term Loan B-1	4.25%	01/30/2020		261	262,230
Cinemark USA, Inc., Term Loan	3.32%	05/06/2022		127	128,174
CWGS Group, LLC, Term Loan	5.75%	02/20/2020		3,899	3,903,005
Equinox Holdings Inc.,
First Lien Term Loan	5.00%	01/31/2020		903	908,339
Revolver Loan (Acquired 04/14/2014-11/20/2014; Cost $968,532)(e)	0.00%	02/01/2018		974	876,581
Fitness International, LLC, Term Loan B	5.50%	07/01/2020		1,741	1,739,979
Life Time Fitness, Inc., Term Loan	4.25%	06/10/2022		206	206,304
Regal Cinemas Corp., Term Loan	3.50%	04/01/2022		1,362	1,370,106
Sabre GLBL, Inc., Term Loan B	4.00%	02/19/2019		435	437,686
Seaworld Parks & Entertainment, Inc., Term Loan B-2	3.00%	05/14/2020		3,394	3,313,304
Six Flags Theme Parks, Inc., Term Loan B	3.25%	06/30/2022		593	596,768
UFC Holdings, LLC,
First Lien Term Loan	5.00%	08/18/2023		3,580	3,596,019
Second Lien Term Loan	8.50%	08/18/2024		1,266	1,279,749
William Morris Endeavor Entertainment, LLC, First Lien Term Loan	5.25%	05/06/2021		1,306	1,310,812
					34,575,487

Lodging & Casinos–5.28%
B&B Hotels S.A.S. (France), Term Loan B	6.00%	03/14/2023	EUR	1,000	1,116,287
Belmond Interfin Ltd. (Bermuda), Term Loan	4.00%	03/21/2021		3,258	3,241,800
Boyd Gaming Corp., Term Loan B-2(d)	—	08/18/2023		1,283	1,290,533
Caesars Growth Properties Holdings, LLC, Term Loan B	6.25%	05/08/2021		3,440	3,328,174
Cannery Casino Resorts, LLC, First Lien Term Loan	6.00%	10/02/2018		3,939	3,942,436
ESH Hospitality, Inc., Term Loan(d)	—	08/30/2023		2,932	2,944,724
Four Seasons Holdings Inc. (Canada), First Lien Term Loan	3.75%	06/27/2020		1,062	1,066,266
Harrah’s Operating Co., Inc.,
Term Loan B-4(g)	1.50%	10/31/2016		296	322,429
Term Loan B-6(g)	1.50%	03/01/2017		3,769	3,972,656

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Lodging & Casinos–(continued)
Hilton Worldwide Finance, LLC,
Term Loan	3.50%	10/26/2020		$683	$686,629
Term Loan B-2	3.10%	10/25/2023		7,004	7,048,621
La Quinta Intermediate Holdings LLC, Term Loan	3.75%	04/14/2021		2,771	2,746,883
MGM Growth Properties Operating Partnership LP, Term Loan B	4.00%	04/25/2023		1,573	1,588,145
Scientific Games International, Inc.,
Multicurrency Revolver Loan(e)	0.00%	10/18/2018		2,383	2,115,320
Multicurrency Revolver Loan	3.52%	10/18/2018		553	490,509
Term Loan	6.00%	10/18/2020		5,552	5,562,875
Station Casinos LLC, Term Loan B	3.75%	06/08/2023		824	826,391
Twin River Management Group, Inc., Term Loan	5.25%	07/10/2020		2,657	2,672,783
					44,963,461

Nonferrous Metals & Minerals–1.00%
American Rock Salt Co. LLC,
First Lien Term Loan	4.75%	05/20/2021		129	120,975
First Lien Term Loan	4.75%	05/20/2021		33	31,070
Arch Coal, Inc.,
DIP Term Loan(e)(g)	0.00%	01/31/2017		1,929	1,929,944
Term Loan(g)	7.50%	05/16/2018		5,302	2,827,900
Dynacast International LLC,
First Lien Term Loan B-1	4.50%	01/28/2022		361	361,378
Second Lien Term Loan (Acquired 01/30/2015; Cost $14,580)	9.50%	01/30/2023		15	14,485
EP Minerals, LLC, Term Loan	5.50%	08/20/2020		657	654,870
Novelis Inc., Term Loan	4.00%	06/02/2022		2,542	2,551,316
					8,491,938

Oil & Gas–6.10%
Ameriforge Group Inc., First Lien Term Loan	5.00%	12/19/2019		28	14,557
Ascent Resources—Marcellus, LLC, First Lien Term Loan	5.25%	08/04/2020		2,822	1,415,050
Bronco Midstream Funding, LLC, Term Loan	5.00%	08/17/2020		2,320	2,099,810
California Resources Corp., Term Loan(d)	—	12/31/2021		1,111	1,166,114
Citgo Holdings, Inc., Term Loan	9.50%	05/12/2018		3,953	3,990,176
CJ Holding Co.,
DIP Delayed Draw Term Loan(e)(g)	0.00%	03/31/2017		142	142,152
DIP Delayed Draw Term Loan(g)	10.00%	03/31/2017		46	47,384
Term Loan B-2(g)(h)	0.00%	03/24/2022		886	666,442
Crestwood Holdings LLC, Term Loan B-1	9.00%	06/19/2019		1,818	1,665,560
Drillships Financing Holding Inc., Term Loan B-1	6.00%	03/31/2021		8,314	3,866,038
Drillships Ocean Ventures, Inc., Term Loan	5.50%	07/25/2021		3,450	2,357,223
EFR Benelux B.V. (Netherlands), Second Lien Term Loan	8.50%	08/28/2019	EUR	500	556,052
Fieldwood Energy LLC,
Term Loan	3.88%	09/28/2018		2,361	2,032,127
Term Loan	8.00%	08/31/2020		1,215	1,018,903
Floatel International Ltd., Term Loan	6.00%	06/27/2020		3,902	2,487,668
Gulf Finance, LLC, Term Loan B	6.25%	08/25/2023		3,184	3,100,493
HGIM Corp., Term Loan B	5.50%	06/18/2020		4,559	2,689,953
Jonah Energy LLC, Second Lien Term Loan	7.50%	05/12/2021		1,642	1,444,780
NGPL PipeCo LLC, Term Loan	6.75%	09/15/2017		159	159,327
Osum Production Corp. (Canada), Term Loan (Acquired 07/30/2014-08/03/2016; Cost $1,763,742)	6.50%	07/31/2020		1,886	1,169,033
Pacific Drilling S.A. (Luxembourg), Term Loan	4.50%	06/03/2018		302	83,019

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Oil & Gas–(continued)
Paragon Offshore Finance Co. (Cayman Islands), Term Loan(g)	5.25%	07/16/2021		$1,268	$295,981
Petroleum GEO-Services ASA, Term Loan	3.25%	03/19/2021		3,345	2,197,735
Samchully Midstream 3 LLC, Term Loan (Acquired 10/14/2014-08/09/2016; Cost $1,654,431)	5.75%	10/20/2021		1,698	1,544,965
Samson Investment Co., Second Lien Term Loan 1(g)(h)	0.00%	09/25/2018		5,313	1,296,486
Seadrill Operating LP, Term Loan	4.00%	02/21/2021		13,018	6,313,551
Seventy Seven Operating LLC, Term Loan	3.75%	06/25/2020		1,203	1,057,571
Southcross Energy Partners, L.P., Term Loan	5.25%	08/04/2021		938	767,554
Targa Resources Corp., Term Loan	5.75%	02/25/2022		552	553,834
Veresen Midstream US LLC, Term Loan B-1	5.25%	03/31/2022		3,000	2,977,272
Weatherford International Ltd. (Bermuda), Term Loan(d)	—	07/13/2020		2,968	2,819,486
					51,996,296

Publishing–1.99%
Getty Images, Inc.,
Revolver Loan(e)	0.00%	10/18/2017		2,845	2,659,617
Term Loan	4.75%	10/18/2019		2,457	2,094,896
Merrill Communications LLC, Term Loan	6.25%	06/01/2022		3,374	3,112,289
Multi Packaging Solutions, Inc., Term Loan B	4.25%	09/30/2020		1,526	1,528,978
ProQuest LLC, Term Loan	5.75%	10/24/2021		1,660	1,649,654
Southern Graphics Inc., Term Loan	4.25%	10/17/2019		386	386,192
Tribune Media Co., Term Loan B	3.75%	12/28/2020		5,493	5,520,032
					16,951,658

Radio & Television–2.60%
Block Communications, Inc., Term Loan B	4.00%	11/07/2021		633	635,512
Gray Television, Inc., Term Loan	3.94%	06/13/2021		66	66,517
iHeartCommunications, Inc.,
Term Loan D	7.27%	01/30/2019		10,155	7,834,529
Term Loan E	8.02%	07/31/2019		14,438	11,108,117
Media General, Inc., Term Loan B	4.00%	07/31/2020		1,814	1,816,974
Sinclair Television Group, Inc., Incremental Term Loan B-1	3.50%	07/30/2021		696	699,939
					22,161,588

Retailers (except Food & Drug)–5.84%
Cortefiel, S.A. (Spain)
PIK Term Loan B-1(f)	1.00%	03/20/2017	EUR	258	188,181
PIK Term Loan B-2(f)	1.00%	03/21/2018	EUR	281	204,508
PIK Term Loan B-3(f)	1.00%	03/21/2018	EUR	342	249,441
PIK Term Loan B-3(f)	1.00%	03/21/2018	EUR	130	94,936
David’s Bridal, Inc., Term Loan	5.00%	10/11/2019		807	759,897
Fullbeauty Brands Holdings Corp., Term Loan	5.75%	10/14/2022		3,550	3,343,051
Harbor Freight Tools USA, Inc., Term Loan	4.00%	08/19/2023		295	296,347
J. Crew Group, Inc., Term Loan	4.00%	03/05/2021		589	468,198
Jill Acquisition LLC, Term Loan	6.00%	05/08/2022		654	644,274
Kirk Beauty One GmbH (Germany),
Term Loan B-8	4.75%	08/13/2022	EUR	673	759,903
Term Loan B-9	4.75%	08/13/2022	EUR	129	145,304
Term Loan B-10	4.75%	08/22/2022	EUR	221	249,122
Term Loan B-11	4.75%	08/13/2022	EUR	146	165,395
Term Loan B-12	4.75%	08/13/2022	EUR	33	36,754
Term Loan B-13	4.75%	08/13/2022	EUR	168	189,730
Term Loan B-14	4.75%	08/13/2022	EUR	93	105,030

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Retailers (except Food & Drug)–(continued)
Lands’ End, Inc., Term Loan B	4.25%	04/02/2021		$2,762	$2,238,245
Michaels Stores, Inc.,
Incremental Term Loan	4.00%	01/28/2020		650	655,054
Term Loan B	3.75%	01/28/2020		187	187,557
National Vision, Inc., Second Lien Term Loan	6.75%	03/13/2022		84	78,985
Nine West Holdings, Inc., Term Loan	4.75%	10/08/2019		2,248	1,146,682
Payless, Inc.,
Second Lien Term Loan	8.50%	03/11/2022		1,136	188,940
Term Loan	5.00%	03/11/2021		3,706	1,896,057
Petco Animal Supplies, Inc.,
Term Loan B-1	5.00%	01/26/2023		3,679	3,714,775
Term Loan B-2	5.00%	01/26/2023		1,321	1,332,628
Pier 1 Imports (U.S.), Inc., Term Loan	4.50%	04/30/2021		781	712,691
Pilot Travel Centers LLC, Term Loan B	3.27%	05/25/2023		2,029	2,042,916
Savers Inc., Term Loan	5.00%	07/09/2019		4,196	3,675,627
Sears Roebuck Acceptance Corp., Term Loan	5.50%	06/30/2018		13,103	12,750,565
Toys ‘R’ Us Property Co. I, LLC, Term Loan	6.00%	08/21/2019		7,048	6,748,670
Toys ‘R’ Us-Delaware, Inc.,
Canadian Term Loan A-1	8.25%	10/24/2019		925	911,167
Term Loan A-1	8.25%	10/24/2019		1,147	1,129,847
Term Loan B-2	5.25%	05/25/2018		119	112,714
Term Loan B-3	5.25%	05/25/2018		36	34,421
Vivarte (France), Term Loan	4.00%	10/29/2019	EUR	1,000	961,378
Wilton Brands LLC, Term Loan B	8.50%	08/30/2018		1,632	1,366,572
					49,785,562

Steel–0.48%
Fortescue Metals Group Ltd., Term Loan	3.75%	06/30/2019		4,110	4,094,414

Surface Transport–1.21%
Avis Budget Car Rental, LLC, Term Loan B	3.25%	03/15/2022		1,429	1,436,369
Hertz Corp., Term Loan B-1	3.50%	06/30/2023		1,784	1,798,473
Kenan Advantage Group, Inc.,
Canadian Term Loan	4.00%	07/29/2022		129	127,850
Delayed Draw Term Loan 1(e)	0.00%	01/31/2017		48	47,897
Term Loan	4.00%	07/31/2022		401	397,550
PODS Holding, LLC, First Lien Term Loan	4.50%	02/02/2022		1,335	1,340,056
Stena International S.A. (Luxembourg), Term Loan	4.00%	03/03/2021		3,207	2,756,293
U.S. Shipping Corp., Term Loan B-2	5.25%	06/26/2021		1,911	1,891,624
XPO Logistics, Inc., Term Loan B-2(d)	—	10/30/2021		532	535,393
					10,331,505

Telecommunications–8.11%
Communications Sales & Leasing, Inc., Term Loan	5.00%	10/24/2022		4,740	4,750,921
Consolidated Communications, Inc., Term Loan	4.25%	12/23/2020		8,703	8,746,120
Coral-US Co-Borrower, LLC,
Term Loan B-1	5.50%	01/03/2023		768	774,599
Term Loan B-2	5.83%	01/03/2023		628	633,763
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/2019		5,278	5,293,531
Frontier Communications Corp., Term Loan	3.03%	03/31/2021		3,110	3,015,509
GTT Communications, Inc., Term Loan B	5.75%	10/22/2022		1,687	1,692,057
Intelsat Jackson Holdings S.A., Term Loan B-2	3.75%	06/30/2019		3,241	3,086,580

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Telecommunications–(continued)
Level 3 Communications, Inc.,
Term Loan B	4.00%	01/15/2020	$2,355	$2,371,239
Term Loan B-II	3.50%	05/31/2022	8,587	8,640,624
Term Loan B-III	4.00%	08/01/2019	4,217	4,243,939
LTS Buyer LLC, First Lien Term Loan B	4.00%	04/13/2020	41	41,239
Nextgen Finance, LLC, Term Loan B	5.00%	05/31/2021	2,803	2,727,982
SBA Senior Finance II LLC, Incremental Term Loan B-2	3.25%	06/10/2022	244	244,347
Syniverse Holdings, Inc.,
Term Loan	4.00%	04/23/2019	992	885,887
Term Loan	4.00%	04/23/2019	4,426	3,947,037
T-Mobile USA, Inc., Term Loan	3.50%	11/09/2022	2,040	2,056,309
U.S. Telepacific Corp., Term Loan	6.00%	11/25/2020	3,427	3,358,754
Windstream Services, LLC, Term Loan B-6	5.75%	03/29/2021	4,294	4,332,940
XO Communications, LLC, Term Loan	4.25%	03/20/2021	425	425,551
Zayo Group, LLC, Term Loan	3.75%	05/06/2021	7,759	7,780,359
				69,049,287

Utilities–6.37%
APLP Holdings Ltd. Partnership (Canada), Term Loan	6.00%	04/13/2023	2,841	2,862,818
Aria Energy Operating LLC, Term Loan	5.50%	05/27/2022	781	758,016
Calpine Construction Finance Co., L.P., Term Loan B-2	3.25%	01/31/2022	2,381	2,360,353
Calpine Corp.,
Term Loan B-5	3.50%	05/27/2022	2,063	2,067,259
Term Loan B-6	4.00%	01/15/2023	8,285	8,341,080
Term Loan B-7	3.64%	05/31/2023	3,523	3,542,402
Dayton Power & Light Co. (The), Term Loan	4.00%	08/24/2022	294	296,375
Dynegy Inc.,
Incremental Term Loan C	5.00%	06/27/2023	4,990	5,003,435
Term Loan B-2	4.00%	04/23/2020	866	867,609
Energy Future Intermediate Holding Co. LLC, Term Loan	4.25%	12/19/2016	1,367	1,374,687
Granite Acquisition, Inc.,
First Lien Term Loan B	5.00%	12/17/2021	2,933	2,871,887
First Lien Term Loan C	5.00%	12/17/2021	130	127,179
Second Lien Term Loan B	8.25%	12/17/2022	581	549,171
Meter Reading Holding, LLC, Term Loan(d)	—	08/29/2023	2,104	2,098,370
NRG Energy, Inc., Term Loan	3.50%	06/30/2023	5,726	5,726,413
Southeast PowerGen LLC, Term Loan B	4.50%	12/02/2021	982	954,527
Texas Competitive Electric Holdings Co., LLC,
Term Loan(g)	4.97%	10/10/2017	6,894	2,226,909
DIP Term Loan B(g)	5.00%	10/31/2017	6,692	6,719,167
DIP Term Loan C(g)	5.00%	10/31/2017	1,526	1,532,442
TPF II Power, LLC, Term Loan	5.00%	10/02/2021	3,067	3,087,233
USIC Holding, Inc., First Lien Term Loan	4.00%	07/10/2020	869	864,421
				54,231,753
Total Variable Rate Senior Loan Interests				990,205,681

Bonds & Notes–11.60%
Aerospace & Defense–0.37%
LMI Aerospace, Inc.	7.38%	07/15/2019	2,561	2,618,623
TransDigm Inc.(i)	6.38%	06/15/2026	535	551,050
				3,169,673

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Air Transport–0.43%
Mesa Airlines, Inc.(i)	5.75%	07/15/2025		$3,611	$3,637,877

Automotive–0.07%
Adient Global Holdings Ltd. (Jersey)(i)	3.50%	08/15/2024	EUR	501	583,038

Building & Development–0.04%
Cemex, S.A.B. de C.V. (Spain)(i)	4.63%	06/15/2024	EUR	312	364,210

Business Equipment & Services–1.02%
AA BondCo PLC (United Kingdom)(i)	5.50%	07/31/2022	GBP	153	207,190
Dream Secured Bondco AB (Sweden)(i)(j)	8.25%	10/21/2023	EUR	1,850	2,154,711
Dream Secured Bondco AB (Sweden)(i)(j)	8.25%	10/21/2023	SEK	1,408	171,812
ICBPI (United Kingdom)(i)(j)	8.00%	05/30/2021	EUR	1,500	1,676,522
TeamSystem S.p.A. (Italy) (Acquired 05/20/2016; Cost $1,666,976)(i)(j)	7.25%	05/20/2022	EUR	1,500	1,673,175
West Corp.(i)	4.75%	07/15/2021		2,771	2,833,348
					8,716,758

Cable & Satellite Television–2.09%
Altice Financing S.A. (Luxembourg)(i)	6.63%	02/15/2023		490	512,663
Altice Financing S.A. (Luxembourg)(i)	7.50%	05/15/2026		7,277	7,640,850
Cequel Communications, LLC(i)	5.50%	05/15/2026		6,796	7,203,760
Numericable-SFR S.A. (France)(i)	6.00%	05/15/2022		311	319,008
Numericable-SFR S.A. (France)(i)	7.38%	05/01/2026		1,213	1,252,422
UPC Broadband Holdings, B.V. (Netherlands)(i)	6.88%	01/15/2022		210	222,761
Virgin Media Investment Holdings Ltd. (United Kingdom)(i)	5.50%	08/15/2026		656	683,880
					17,835,344

Chemicals & Plastics–0.35%
Chemours Co. (The)	6.63%	05/15/2023		532	516,040
Hexion Specialty Chemicals, Inc.	6.63%	04/15/2020		2,821	2,457,622
					2,973,662

Clothing & Textiles–0.03%
SMCP S.A.S. (France)(i)(j)	6.00%	11/01/2022	EUR	194	220,184

Containers & Glass Products–0.83%
Ardagh Glass Finance PLC(i)(j)	4.07%	05/15/2021		1,025	1,048,063
Ardagh Glass Finance PLC(i)	4.63%	05/15/2023		1,021	1,046,525
Ardagh Glass Finance PLC(i)	6.75%	05/15/2024	EUR	900	1,091,747
Ardagh Glass Finance PLC(i)	7.00%	11/15/2020		192	193,440
Ardagh Glass Finance PLC(i)	8.38%	06/15/2019	EUR	119	140,252
Reynolds Group Holdings Inc.(i)(j)	4.13%	07/15/2021		1,157	1,177,247
Reynolds Group Holdings Inc.(i)	5.63%	12/15/2016		1,651	1,655,127
Reynolds Group Holdings Inc.	5.75%	10/15/2020		451	466,221
Reynolds Group Holdings Inc.	9.88%	08/15/2019		196	202,370
					7,020,992

Electronics & Electrical–1.08%
Blackboard Inc.(i)	7.75%	11/15/2019		2,486	2,355,485
Dell International LLC(i)	5.45%	06/15/2023		3,579	3,818,272
Micron Technology, Inc.(i)	7.50%	09/15/2023		2,337	2,599,913
Veritas US Inc.(i)	7.50%	02/01/2023	EUR	426	460,926
					9,234,596

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Financial Intermediaries–1.16%
Arrow Global Finance (United Kingdom)(i)(j)	4.99%	11/01/2021	EUR	1,000	$1,132,829
Cabot Financial S.A. (Luxembourg)(i)(j)	5.88%	11/15/2021	EUR	750	806,554
Cabot Financial S.A. (Luxembourg)(i)	6.50%	04/01/2021	GBP	1,730	2,197,916
Garfunkelux Holdco 3 S.A. (Luxembourg)(i)	7.50%	08/01/2022	EUR	2,335	2,704,657
Garfunkelux Holdco 3 S.A. (Luxembourg)(i)	11.00%	11/01/2023	GBP	1,000	1,331,205
Lindorff Group AB (Norway)(i)(j)	5.50%	08/15/2020	EUR	1,093	1,225,588
Lindorff Group AB (Norway)(i)	9.50%	08/15/2022	EUR	411	485,476
					9,884,225

Health Care–1.06%
Care UK Health & Social Care PLC (United Kingdom)(i)(j)	5.53%	07/15/2019	GBP	1,906	2,215,033
DJO Finance LLC(i)	8.13%	06/15/2021		$1,895	1,677,075
DJO Finance LLC(i)	10.75%	04/15/2020		2,773	2,294,658
IDH Finance PLC (United Kingdom)(i)	6.25%	08/15/2022	GBP	1,000	1,312,033
IDH Finance PLC (United Kingdom)(i)(j)	6.50%	08/15/2022	GBP	1,000	1,306,584
Kinetic Concepts, Inc.(i)	7.88%	02/15/2021		206	222,995
					9,028,378

Lodging & Casinos–0.42%
ESH Hospitality, Inc.(i)	5.25%	05/01/2025		1,629	1,637,145
Schumann SpA (Italy)(i)(j)	6.63%	07/31/2022	EUR	421	470,837
Travelodge Hotels Ltd. (United Kingdom)(i)(j)	7.89%	05/15/2023	GBP	750	979,754
Travelodge Hotels Ltd. (United Kingdom)(i)	8.50%	05/15/2023	GBP	375	526,163
					3,613,899

Nonferrous Metals & Minerals–0.25%
TiZir Ltd. (United Kingdom)	9.00%	09/28/2017		2,600	2,145,000

Oil & Gas–0.34%
Drill Rigs Holdings Inc.(i)	6.50%	10/01/2017		3,862	1,269,633
FTS International, Inc.(i)(j)	8.15%	06/15/2020		1,068	873,090
Pacific Drilling S.A. (Luxembourg)(i)	5.38%	06/01/2020		2,587	750,230
					2,892,953

Radio & Television–0.33%
Clear Channel International B.V.(i)	8.75%	12/15/2020		2,611	2,780,715

Retailers (except Food & Drug)–0.43%
Claire’s Stores Inc.(i)	6.13%	03/15/2020		682	371,690
New Look PLC (United Kingdom)(i)	8.00%	07/01/2023	GBP	1,850	2,174,247
Targus Group International, Inc., PIK (Acquired 12/16/2009-12/14/2015; Cost $2,705,552)(f)(i)	10.00%	06/14/2019		1,199	0
Twin Set — Simona Barbieri S.p.A. (Italy)(i)(j)	5.58%	07/15/2019	EUR	1,000	1,079,366
					3,625,303

Steel–0.02%
Fortescue Metals Group Ltd.(i)	9.75%	03/01/2022		155	179,800

Telecommunications–1.22%
Cellnex Telecom SAU (Spain)(i)	2.38%	01/16/2024	EUR	200	230,697
Communications Sales & Leasing, Inc.(i)	6.00%	04/15/2023		742	780,955
Goodman Networks Inc.	12.13%	07/01/2018		5,089	2,519,055
Wind Telecomunicazioni S.p.A. (Italy)(i)	6.50%	04/30/2020		219	228,855
Wind Telecomunicazioni S.p.A. (Italy)(i)	7.00%	04/23/2021	EUR	2,950	3,434,541

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Telecommunications–(continued)
Wind Telecomunicazioni S.p.A. (Italy)(i)	7.38%	04/23/2021	$699	$725,213
Windstream Services, LLC	6.38%	08/01/2023	22	19,965
Windstream Services, LLC	7.50%	06/01/2022	2,565	2,484,844
				10,424,125

Utilities–0.06%
Calpine Corp.(i)	6.00%	01/15/2022	478	503,095
Calpine Corp.(i)	7.88%	01/15/2023	1	534
				503,629
Total Bonds & Notes				98,834,361

Structured Products–6.13%
Apidos Cinco CDO(i)(j)	5.07%	05/14/2020	772	772,808
Apidos CLO IX-R(i)(j)	6.78%	07/15/2023	1,058	1,058,359
Apidos CLO X(i)(j)	7.01%	10/30/2022	776	777,908
Apidos CLO XI(i)(j)	5.93%	01/17/2023	2,264	2,117,395
Apidos CLO XV(i)(j)	5.45%	10/20/2025	1,500	1,358,237
Atrium X LLC(i)(j)	5.18%	07/16/2025	2,096	1,855,244
Babson CLO Ltd. 2013-II(i)(j)	5.18%	01/18/2025	1,631	1,472,282
Carlyle Global Market Strategies 2012-2(i)(j)	6.80%	07/20/2023	1,937	1,941,233
Carlyle Global Market Strategies 2012-3(i)(j)	6.17%	10/04/2024	693	683,151
Carlyle High Yield Partners X(i)(j)	3.89%	04/19/2022	500	475,782
Dryden Senior Loan Fund 2013-30(i)(j)	5.82%	11/15/2025	1,053	943,961
Duane Street CLO 2007-4(i)(j)	5.07%	11/14/2021	364	345,930
Flagship CLO VI(i)(j)	5.41%	06/10/2021	2,565	2,460,917
Flagship CLO VI(i)(j)	5.41%	06/10/2021	755	724,828
Gallatin Funding CLO VII 2014-1, Ltd.(i)(j)	6.35%	07/15/2023	1,619	1,499,425
Halcyon Loan Investors CLO II, Ltd.(i)(j)	4.31%	04/24/2021	1,009	993,494
Highbridge Loan Management 6-2015, Ltd.(i)(j)	6.23%	05/05/2027	500	444,877
ING Investment Management CLO 2012-4, Ltd.(i)(j)	6.43%	10/15/2023	3,875	3,825,742
ING Investment Management CLO 2013-1, Ltd.(i)(j)	5.68%	04/15/2024	2,200	2,044,569
ING Investment Management CLO III, Ltd.(i)(j)	4.18%	12/13/2020	3,038	3,041,782
ING Investment Management CLO IV, Ltd.(i)(j)	4.96%	06/14/2022	437	418,694
Inwood Park CDO Ltd.,(i)(j)	4.20%	01/20/2021	1,000	986,687
Keuka Park CLO 2013-1(i)(j)	5.20%	10/21/2024	365	319,514
KKR Financial CLO 2012-1, Ltd.(i)(j)	6.15%	12/15/2024	4,025	3,879,809
KKR Financial CLO 2013-1, Ltd.(i)(j)	5.43%	07/15/2025	2,115	1,902,756
Madison Park Funding IX, Ltd.(i)(j)	6.07%	08/15/2022	404	395,500
Madison Park Funding X, Ltd.(i)(j)	5.95%	01/20/2025	1,103	1,075,563
Madison Park Funding XIV, Ltd.(i)(j)	5.45%	07/20/2026	650	576,074
Madison Park Funding XIV, Ltd.(i)(j)	6.10%	07/20/2026	950	730,553
Maps CLO Fund LLC 2007-2(i)(j)	4.95%	07/20/2022	886	877,546
NewStar Commercial Loan Funding 2015-1(i)(j)	6.20%	01/20/2027	1,000	970,059
Northwoods Capital 2013-10A, Ltd.(i)(j)	4.37%	11/04/2025	619	579,423
Octagon Investment Partners XIV Ltd.(i)(j)	5.93%	01/15/2024	660	613,967
Octagon Investment Partners XVIII Ltd.(i)(j)	6.07%	12/16/2024	2,631	2,383,970
Pacifica CDO VI, Ltd.(i)(j)	4.57%	08/15/2021	1,247	1,246,211
Regatta IV Funding Ltd. 2014-1(i)(j)	5.66%	07/25/2026	930	756,788
Silverado CLO 2006-II Ltd.(i)(j)	4.43%	10/16/2020	2,210	2,046,690
St. James River CLO Ltd. 2007-1(i)(j)	4.96%	06/11/2021	263	263,048
Symphony CLO VIII, Ltd.(i)(j)	6.47%	01/09/2023	2,588	2,599,812
TriMaran CLO VII Ltd.(i)(j)	4.05%	06/15/2021	822	751,481
Total Structured Products				52,212,069

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Senior Income Trust

	Shares	Value
Common Stocks & Other Equity Interests–3.31%(k)
Aerospace & Defense–0.03%
IAP Worldwide Services (i)(l)	192	$239,584

Building & Development–1.57%
Axia Inc. (Acquired 05/30/2008; Cost $2,673,763)(i)(l)(m)	595	5,341,366
BMC Stock Holdings, Inc.(l)	290,428	5,791,134
Lake at Las Vegas Joint Venture, LLC,
Class A (Acquired 07/15/2010; Cost $7,937,680)(i)(l)	780	0
Class B (Acquired 07/15/2010; Cost $93,970) (i)(l)	9	0
Newhall Holding Co., LLC, Class A(i)(l)	346,692	910,067
Tamarack Resort LLC (Acquired 03/07/2014; Cost $0)(i)(l)	24,000	0
WCI Communities, Inc.(l)	69,585	1,309,593
		13,352,160

Chemicals & Plastics–0.00%
Lyondell Chemical Co., Class A	383	30,215

Conglomerates–0.04%
Euramax International, Inc.(i)(l)	4,207	294,497

Drugs–0.00%
BPA Laboratories,
Class A, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0)(i)(l)	5,562	0
Class B, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0)(i)(l)	8,918	0
		0

Financial Intermediaries–0.00%
RJO Holdings Corp.(i)(l)	1,482	14,816
RJO Holdings Corp., Class A(i)(l)	1,142	571
RJO Holdings Corp., Class B(i)(l)	1,667	833
		16,220

Forest Products–0.04%
Verso Corp., Class A(l)	57,236	361,159

Health Care–0.01%
New Millennium Holdco(i)(l)	134,992	102,324

Lodging & Casinos–1.17%
Twin River Management Group, Inc.(i)(l)	134,134	9,992,983

Oil & Gas–0.00%
Seventy Seven Operating LLC(l)	176	2,860
Seventy Seven Operating LLC(i)(l)	957	3,349
		6,209

Publishing–0.44%
Affiliated Media, Inc.(i)(l)	46,746	1,285,505
Cygnus Business Media, Inc.(i)(l)(m)	5,882	0
F&W Publications, Inc.(i)(l)	15,519	775,940
MC Communications, LLC (Acquired 07/02/2009; Cost $0)(i)(l)	333,084	0
Merrill Communications LLC, Class A(i)(l)	399,283	1,597,132
Tronc, Inc.	4,118	69,800
		3,728,377

Retailers (except Food & Drug)–0.00%
Targus Group International, Inc. (Acquired 12/16/2009; Cost $0)(i)(l)	27,462	0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Senior Income Trust

	Shares	Value
Telecommunications–0.01%
CTM Media Holdings Inc.	1,270	$50,800
Total Common Stocks & Other Equity Interests		28,174,528

Preferred Stocks–0.01%(k)
Building & Development–0.00%
Tamarack Resort LLC, Class B (Acquired 03/07/2014; Cost $101,952)(i)	432	0

Financial Intermediaries–0.00%
RJO Holdings Corp.(i)(l)	324	21,089

Retailers (except Food & Drug)–0.00%
Vivarte (France) (Acquired 01/06/2016; Cost $0)(i)(l)	934	0

Utilities–0.01%
Genie Energy Ltd.	7,632	55,332
Total Preferred Stocks		76,421

Money Market Funds–8.33%
Liquid Assets Portfolio–Institutional Class, 0.38%(n)	35,472,964	35,472,964
Premier Portfolio–Institutional Class, 0.37%(n)	35,472,964	35,472,964
Total Money Market Funds		70,945,928
TOTAL INVESTMENTS(o)–145.62% (Cost $1,295,519,900)		1,240,448,988
BORROWINGS–(26.41)%		(225,000,000)
VARIABLE RATE TERM PREFERRED SHARES–(14.66)%		(124,801,999)
OTHER ASSETS LESS LIABILITIES–(4.55)%		(38,784,181)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$851,862,808

Investment Abbreviations:

CDO	– Collateralized Debt Obligation
CLO	– Collateralized Loan Obligation
DIP	– Debtor-in-possession

EUR	– Euro
GBP	– British Pound
PIK	– Payment in Kind

SEK	– Swedish Krona
Sr.	– Senior
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. Dollars unless otherwise noted.
(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(d)	This variable rate interest will settle after August 31, 2016, at which time the interest rate will be determined.
(e)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 8.
(f)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Cortefiel, S.A. PIK Term Loan B-1	4.25%	1.00%
Cortefiel, S.A. PIK Term Loan B-2	4.25	1.00
Cortefiel, S.A. PIK Term Loan B-3	4.25	1.00
Cortefiel, S.A. PIK Term Loan B-3	5.65	1.00
Lake at Las Vegas Joint Venture, LLC, PIK Exit Revolver Loan	—	5.00
Tamarack Resort LLC, PIK Term Loan A	4.00	12.00
Tamarack Resort LLC, PIK Term Loan B	0.00	6.50
Targus Group International, Inc., PIK	—	10.00

(g)	The borrower has filed for protection in federal bankruptcy court.
(h)	Defaulted security. Currently, the issuer is partially or fully in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2016 was $1,962,928, which represented less than 1% of the Trust’s Net Assets.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Senior Income Trust

(i)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $158,196,746, which represented 18.57% of the Trust’s Net Assets.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(k)	Securities acquired through the restructuring of senior loans.
(l)	Non-income producing security.
(m)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of August 31, 2016 was $5,341,366, which represented less than 1% of the Trust’s Net Assets. See Note 5.
(n)	The money market fund and the Trust are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of August 31, 2016.
(o)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

Portfolio Composition†*

By credit quality, based on Total Investments

as of August 31, 2016

BBB+	0.3%
BBB	3.0
BBB-	4.7
BB+	5.5
BB	17.7
BB-	14.6
B+	14.8
B	15.6
B-	7.1
CCC+	6.1
CCC	2.2
CCC-	1.0
D	1.1
Non-Rated	3.9
Equity	2.4

†	Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.
*	Excluding money market fund holdings.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Senior Income Trust

Statement of Assets and Liabilities

August 31, 2016

(Unaudited)

Assets:
Investments, at value (Cost $1,220,648,389)	$1,164,161,694
Investments in affiliates, at value (Cost $74,871,511)	76,287,294
Total investments, at value (Cost $1,295,519,900)	1,240,448,988
Cash	1,910,992
Foreign currencies, at value (Cost $9,370,556)	9,378,196
Receivable for:
Investments sold	25,918,681
Interest and fees	8,219,407
Investments matured, at value (Cost $36,649,461)	5,781,612
Unrealized appreciation on forward foreign currency contracts outstanding	21,263
Investment for trustee deferred compensation and retirement plans	4,049
Other assets	221,353
Total assets	1,291,904,541

Liabilities:
Variable rate term preferred shares, at liquidation preference ($0.01 par value, 1,250 shares issued with liquidation preference of $100,000 per share)	124,801,999
Payable for:
Borrowings	225,000,000
Investments purchased	72,925,840
Dividends	86,791
Accrued fees to affiliates	574
Accrued interest expense	399,390
Accrued trustees’ and officers’ fees and benefits	4,675
Accrued other operating expenses	223,221
Trustee deferred compensation and retirement plans	4,049
Unrealized depreciation on forward foreign currency contracts outstanding	302,139
Unfunded loan commitments	16,293,055
Total liabilities	440,041,733
Net assets applicable to common shares	$851,862,808

Net assets applicable to common shares consist of:
Shares of beneficial interest	$1,541,894,549
Undistributed net investment income	(3,291,558)
Undistributed net realized gain (loss)	(600,609,015)
Net unrealized appreciation (depreciation)	(86,131,168)
$851,862,808

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	180,036,160
Net asset value per common share	$4.73
Market value per common share	$4.41

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Senior Income Trust

Statement of Operations

For the six months ended August 31, 2016

(Unaudited)

Investment income:
Interest	$35,012,978
Dividends	7,203
Dividends from affiliates	73,304
Other income	1,180,968
Total investment income	36,274,453

Expenses:
Advisory fees	5,039,729
Administrative services fees	1,185,819
Custodian fees	159,509
Interest, facilities and maintenance fees	3,213,046
Transfer agent fees	8,339
Trustees’ and officers’ fees and benefits	13,937
Registration and filing fees	90,868
Reports to shareholders	55,198
Professional services fees	39,857
Other	46,754
Total expenses	9,853,056
Less: Fees waived	(22,683)
Net expenses	9,830,373
Net investment income	26,444,080

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investment securities	3,702,261
Foreign currencies	(152,800)
Forward foreign currency contracts	3,665,289
7,214,750
Change in net unrealized appreciation (depreciation) of:
Investment securities	74,272,411
Foreign currencies	338,937
Forward foreign currency contracts	(2,879,938)
71,731,410
Net realized and unrealized gain	78,946,160
Net increase in net assets resulting from operations applicable to common shares	$105,390,240

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Senior Income Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2016 and the year ended February 29, 2016

(Unaudited)

	August 31, 2016	February 29, 2016
Operations:
Net investment income	$26,444,080	$56,699,426
Net realized gain (loss)	7,214,750	(23,432,606)
Change in net unrealized appreciation (depreciation)	71,731,410	(110,987,085)
Net increase (decrease) in net assets resulting from operations applicable to common shareholders	105,390,240	(77,720,265)
Distributions to common shareholders from net investment income	(27,275,478)	(57,251,499)
Net increase (decrease) in net assets applicable to common shares	78,114,762	(134,971,764)

Net assets applicable to common shares:
Beginning of period	773,748,046	908,719,810
End of period (includes undistributed net investment income of $(3,291,558) and $(2,460,160), respectively)	$851,862,808	$773,748,046

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Senior Income Trust

Statement of Cash Flows

For the six months ended August 31, 2016

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shareholders	$105,390,240

Adjustments to reconcile net increase in net assets applicable to common shareholders to net cash provided by operating activities:
Purchases of investments	(338,058,480)
Proceeds from sales of investments	383,895,091
Net change in unfunded loan commitments	(16,845,631)
Net change in transactions of forward foreign currency contracts	2,879,938
Amortization of loan fees	113,553
Accretion of discount on investment securities	(2,779,671)
Decrease in interest receivables and other assets	502,833
Decrease in accrued expenses and other payables	(116,166)
Net realized gain from investment securities	(3,702,261)
Net change in unrealized appreciation on investment securities	(74,272,411)
Net cash provided by operating activities	57,007,035

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(27,292,374)
Decrease in payable for amount due custodian	(4,124,949)
Net cash provided by (used in) financing activities	(31,417,323)
Net increase in cash and cash equivalents	25,589,712
Cash and cash equivalents at beginning of period	56,645,404
Cash and cash equivalents at end of period	$82,235,116

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$3,108,904

Notes to Financial Statements

August 31, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Senior Income Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide a high level of current income, consistent with preservation of capital. The Trust seeks to achieve its objective by investing primarily in a portfolio of interests in floating or variable rate senior loans to corporations, partnerships, and other entities which operate in a variety of industries and geographic regions. The Trust borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Trust’s volatility.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

27                         Invesco Senior Income Trust

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Trust may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets,

28                         Invesco Senior Income Trust

the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Term Preferred Shares (“VRTP Shares”), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Trust may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Trust invests and are shown in the Statement of Operations.

L.	Forward Foreign Currency Contracts — The Trust may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Trust may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Trust will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)

29                         Invesco Senior Income Trust

until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.	Industry Focus — To the extent that the Trust invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Trust’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
N.	Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
O.	Other Risks — The Trust may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Trust invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Trust in a corporate loan may take the form of participation interests or assignments. If the Trust purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Trust would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Trust’s rights against the Borrower but also for the receipt and processing of payments due to the Trust under the corporate loans. As such, the Trust is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Trust and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

P.	Leverage Risk — The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an annual fee of 0.85% based on the average daily managed assets of the Trust. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP.)

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Trust in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Trust of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2016, the Adviser waived advisory fees of $22,683.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2016, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Trust.

Certain officers and trustees of the Trust are officers and directors of Invesco.

30                         Invesco Senior Income Trust

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended August 31, 2016, there were transfers from Level 2 to Level 3 of $25,941,536, due to third-party vendor quotations utilizing single market quotes and from Level 3 to Level 2 of $29,301,978 due to third-party vendor quotations utilizing more than one market quote.

	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interests	$—	$928,594,949	$61,610,732	$990,205,681
Bonds & Notes	—	97,161,186	1,673,175	98,834,361
Structured Products	—	52,212,069	—	52,212,069
Equity Securities	78,613,961	11,011,583	9,571,333	99,196,877
	78,613,961	1,088,979,787	72,855,240	1,240,448,988
Forward Foreign Currency Contracts*	—	(280,876)	—	(280,876)
Total Investments	$78,613,961	$1,088,698,911	$72,855,240	$1,240,168,112

*	Unrealized appreciation (depreciation).

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2016:

	Value 02/29/16	Purchases	Sales	Accrued Discounts/ Premiums	Net Realized Gain	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 08/31/16
Variable Rate Senior Loan Interests	$81,582,007	$15,087,133	$(38,912,665)	$270,597	$498,259	$2,078,575	$24,344,404	$(23,337,578)	$61,610,732
Bonds & Notes	5,914,563	1,666,380	(124,204)	5,601	—	175,235	—	(5,964,400)	1,673,175
Equity Securities	8,482,707	—	(5,210,279)	—	5,210,279	(508,506)	1,597,132	—	9,571,333
Total	$95,979,277	$16,753,513	$(44,247,148)	$276,198	$5,708,538	$1,745,304	$25,941,536	$(29,301,978)	$72,855,240

Securities determined to be Level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Trust’s derivative investments, detailed by primary risk exposure, held as of August 31, 2016:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts(a)	$21,263	$(302,139)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the captions Unrealized appreciation on forward foreign currency contracts outstanding and Unrealized depreciation on forward foreign currency contracts outstanding.

31                         Invesco Senior Income Trust

Effect of Derivative Investments for the six months ended August 31, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Forward Foreign Currency Contracts
Realized Gain:
Currency risk	$3,665,289
Change in Net Unrealized Appreciation (Depreciation):
Currency risk	(2,879,938)
Total	$785,351

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$60,539,423

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/15/2016	Barclays Bank PLC	EUR	9,300,000	USD	10,375,220	$10,379,079	$(3,859)
09/15/2016	Citibank, N.A.	GBP	6,100,000	USD	7,912,908	8,012,406	(99,498)
09/15/2016	Goldman Sachs International	EUR	11,647,500	USD	13,018,064	12,998,959	19,105
09/15/2016	Goldman Sachs International	GBP	6,415,000	USD	8,327,889	8,426,162	(98,273)
09/15/2016	JPMorgan Chase Bank, N.A.	EUR	9,300,000	USD	10,376,196	10,379,079	(2,883)
09/15/2016	JPMorgan Chase Bank, N.A.	GBP	6,100,000	USD	7,914,780	8,012,406	(97,626)
09/15/2016	JPMorgan Chase Bank, N.A.	SEK	1,543,049	USD	182,514	180,356	2,158
Total Open Forward Foreign Currency Contracts — Currency Risk							$(280,876)

Currency Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
SEK	– Swedish Krona
USD	– U.S. Dollar

	Gross amounts of Recognized Assets	Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Financial Instruments	Collateral Received		Net Amount
Counterparty			Non-Cash	Cash
Goldman Sachs International	$19,105	$(19,105)	$—	$—	$—
JPMorgan Chase Bank, N.A.	2,158	(2,158)	—	—	—
Total	$21,263	$(21,263)	$—	$—	$—

	Gross amounts of Recognized Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount
		Financial Instruments	Collateral Pledged
Counterparty			Non-Cash	Cash
Barclays Bank PLC	$3,859	$—	$—	$—	$3,859
Citibank, N.A.	99,498	—	—	—	99,498
Goldman Sachs International	98,273	(19,105)	—	—	79,168
JPMorgan Chase Bank, N.A.	100,509	(2,158)	—	—	98,351
Total	$302,139	$(21,263)	$—	$—	$280,876

32                         Invesco Senior Income Trust

NOTE 5—Investments in Other Affiliates

The 1940 Act defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the six months ended August 31, 2016.

	Value 02/29/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 08/31/16	Dividend Income
Axia Inc., Common Shares	$4,412,433	$—	$—	$928,933	$—	$5,341,366	$—
Cygnus Business Media, Inc., Common Shares	0	—	—	—	—	0	—
Total	$4,412,433	$—	$—	$928,933	$—	$5,341,366	$—

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Trust to fund such deferred compensation amounts.

NOTE 7—Cash Balances and Borrowings

The Trust has entered into a $350 million revolving credit and security agreement which will expire on November 18, 2016. The revolving credit and security agreement is secured by the assets of the Trust.

During the six months ended August 31, 2016, the average daily balance of borrowings under the revolving credit and security agreement was $225,000,000 with a weighted interest rate of 1.40%. Expenses under the credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Trust held the following unfunded loan commitments as of August 31, 2016. The Trust intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve.

Borrower	Type	Principal Amount	Value
Accudyne Industries LLC	Revolver Loan	$2,808,273	$2,402,141
Allied Universal HoldCo LLC	Delayed Draw Term Loan	370,651	370,651
Arch Coal, Inc.	DIP Term Loan	1,929,944	1,929,944
Chefs’ Warehouse Parent, LLC	Delayed Draw Term Loan	130,163	127,560
CJ Holding Co.	DIP Delayed Draw Term Loan	142,152	142,152
Community Health Systems, Inc.	Revolver Loan	1,023,084	990,161
Delta Air Lines, Inc.	Revolver Loan	1,075,818	1,059,681
Equinox Holdings Inc.	Revolver Loan	973,979	876,581
Getty Images, Inc.	Revolver Loan	2,844,511	2,659,617
Hearthside Group Holdings, LLC	Revolver Loan	522,273	519,296
IAP Worldwide Services, Inc.	Revolver Loan	1,003,844	983,767
Kenan Advantage Group, Inc.	Delayed Draw Term Loan 1	48,289	47,897
Lake at Las Vegas Joint Venture, LLC	Exit Revolver Loan	19,114	12,424
Post Holdings, Inc.	Revolver Loan	2,057,149	2,055,863
Scientific Games International, Inc.	Multicurrency Revolver Loan	2,383,460	2,115,320
			$16,293,055

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

33                         Invesco Senior Income Trust

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 29, 2016 which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2017	$121,546,728	$—	$121,546,728
February 28, 2018	316,566,788	—	316,566,788
February 28, 2019	81,508,885	—	81,508,885
Not subject to expiration	3,326,703	80,778,350	84,105,053
	$522,949,104	$80,778,350	$603,727,454

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2016 was $378,073,617 and $384,047,468, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$30,472,545
Aggregate unrealized (depreciation) of investment securities	(89,576,390)
Net unrealized appreciation (depreciation) of investment securities	$(59,103,845)

Cost of investments for tax purposes is $1,299,552,833.

NOTE 11—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
Beginning shares	180,036,160	180,036,160
Shares issued through dividend reinvestment	—	—
Ending shares	180,036,160	180,036,160

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 12—Variable Rate Term Preferred Shares

On October 26, 2012, the Trust issued in the aggregate 1,250 VRTP Shares of the following series: (i) 2015/11-VVR C-1 (the “C-1 Series”), (ii) 2015/11-VVR C-2 (the “C-2 Series”), (iii) 2015/11-VVR C-3 (the “C-3 Series”), (iv) 2015/11-VVR C-4 (the “C-4 Series”) and (v) 2015/11-VVR L-1 (the “L-1 Series”), each with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VRTP Shares on October 26, 2012 were used to redeem all of the Trust’s outstanding Auction Rate Preferred Shares (“ARPS”). VRTP Shares are a floating-rate form of preferred shares with a mandatory redemption date. The Trust is required to redeem all outstanding VRTP Shares on September 1, 2017, unless earlier redeemed, repurchased or extended. VRTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurred costs in connection with the issuance of the VRTP Shares. These costs were recorded as a deferred charge and were being amortized over the original 3 year life of the VRTP Shares. In addition, the Trust incurred costs in connection with the extension of the VRTP Shares that are recorded as a deferred charge and are being amortized over the extended term. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate term preferred shares on the Statement of Assets and Liabilities.

34                         Invesco Senior Income Trust

Dividends paid on the VRTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The rate for dividends was equal to the sum of an applicable base rate (defined below) plus a ratings spread of 1.20%-5.20%, which is based on the long term rating assigned to the VRTP Shares by Moody’s and Fitch.

Series	Applicable Base Rate
C-1 Series	Equal to the weighted average interest rate paid or payable as interest on commercial paper notes issued by CHARTA, LLC to purchase shares of the C-1 Series
C-2 Series	Equal to the weighted average interest rate paid or payable as interest on commercial paper notes issued by CAFCO, LLC to purchase shares of the C-2 Series
C-3 Series	Equal to the weighted average interest rate paid or payable as interest on commercial paper notes issued by CIESCO, LLC to purchase shares of the C-3 Series
C-4 Series	Equal to the weighted average interest rate paid or payable as interest on commercial paper notes issued by CRC Funding, LLC to purchase shares of the C-4 Series
L-1 Series	30 day London Interbank Offered Rate by Citibank in London, England

The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VRTP Shares during the six months ended August 31, 2016 were $125,000,000 and 1.82%, respectively.

The Trust is subject to certain restrictions relating to the VRTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of VRTP Shares at liquidation preference.

The liquidation preference of VRTP Shares, which are considered debt of the Trust for financial reporting purposes, is recorded as a liability under the caption Variable rate term preferred shares on the Statement of Assets and Liabilities. Unpaid dividends on VRTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VRTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 13—Senior Loan Participation Commitments

The Trust invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.

At the six months ended August 31, 2016, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Trust on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$2,844,511	$2,659,617
Citibank, N.A.	2,808,273	2,402,141
Goldman Sachs Lending Partners LLC	2,057,149	2,055,863
Total		$7,117,621

NOTE 14—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2016:

Declaration Date	Amount per Share	Record Date	Payable Date
September 1, 2016	$0.0235	September 14, 2016	September 30, 2016
October 3, 2016	$0.0235	October 14, 2016	October 31, 2016

35                         Invesco Senior Income Trust

NOTE 15—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31, 2016		Year ended February 29, 2016	Years ended February 28,			Year ended February 29, 2012
				2015	2014	2013
Net asset value per common share, beginning of period	$4.30		$5.05	$5.25	$5.17	$4.89	$5.03
Net investment income(a)	0.15		0.31	0.32	0.31	0.34	0.31
Net gains (losses) on securities (both realized and unrealized)	0.43		(0.74)	(0.20)	0.13	0.28	(0.14)
Distributions paid to preferred shareholders from net investment income	N/A		N/A	N/A	N/A	(0.01)	(0.02)
Total from investment operations	0.58		(0.43)	0.12	0.44	0.61	0.15
Dividends paid to common shareholders from net investment income	(0.15)		(0.32)	(0.32)	(0.36)	(0.33)	(0.29)
Net asset value per common share, end of period	$4.73		$4.30	$5.05	$5.25	$5.17	$4.89
Market value per common share, end of period	$4.41		$3.76	$4.68	$5.03	$5.57	$4.69
Total return at net asset value(b)	14.03%		(8.31)%	2.90%	8.69%	12.93%	3.48%
Total return at market value(c)	21.58%		(13.48)%	(0.46)%	(3.34)%	26.86%	(0.35)%
Net assets applicable to common shares, end of period (000’s omitted)	$851,863		$773,748	$908,720	$945,510	$930,435	$879,696
Portfolio turnover rate(d)	32%		55%	63%	99%	103%	94%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements	2.36	%(e)	2.34%	2.20%	2.18%	2.06%	2.00	%(f)
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.59	%(e)	1.69%	1.65%	1.63%	1.65%	1.69	%(f)
Without fee waivers and/or expense reimbursements	2.37	%(e)	2.34%	2.20%	2.18%	2.06%
Ratio of net investment income before preferred share dividends	6.35	%(e)(g)	6.57%	6.22%	5.98%	6.86%	6.35%
Preferred share dividends	N/A		N/A	N/A	N/A	0.29%	0.39%
Ratio of net investment income after preferred share dividends	6.35	%(e)(g)	6.57%	6.22%	5.98%	6.57%	5.96%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$125,000		$125,000	$125,000	$125,000	$125,000	$200,000
Total borrowings (000’s omitted)	$225,000		$225,000	$284,000	$277,000	$207,000	$156,000
Asset coverage per $1,000 unit of senior indebtedness(h)	$5,341		$4,994	$4,640	$4,865	$6,099	$7,921
Asset coverage per preferred share(i)	$781,490		$718,998	$826,976	$856,408	$844,348	$134,962
Liquidating preference per preferred share	$100,000		$100,000	$100,000	$100,000	$100,000	$25,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $826,152.
(f)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(g)	Amount includes the effect of insurance settlement proceeds received related to ARPS previously issued by the Trust. The ratio of net investment income excluding these payments would have been 6.21%.
(h)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value and borrowings) from the Trust’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
(i)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.
N/A	= Not Applicable

36                         Invesco Senior Income Trust

NOTE 16—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Pending Litigation and Regulatory Inquiries

On January 17, 2011, a Consolidated Amended Shareholder Derivative Complaint (“Complaint”) was filed by common shareholders on behalf of the trusts now known as Invesco Advantage Municipal Income Trust II; Invesco Municipal Opportunity Trust; Invesco Municipal Trust; Invesco High Income Trust II; Invesco Senior Income Trust (the “Trusts”) against Van Kampen Asset Management, Morgan Stanley, and certain individuals (collectively, the “Defendants”) in Rotz v. Van Kampen Asset Management. The Plaintiffs alleged that, prior to the tenure of the current adviser, Defendants breached their fiduciary duties to common shareholders by causing the Trusts to redeem Auction Rate Preferred Securities (“ARPS”) at their liquidation value, which was allegedly higher than market value at the time, and by not having adequate procedures to deal with potential conflicts of interest. The Plaintiffs alleged that the redemptions of the ARPS wasted Trust assets, occurred at the expense of the Trusts and the common shareholders, and were improperly motivated to benefit preferred shareholders and Defendants. Additionally, the Plaintiffs claimed that the ARPS were replaced with less favorable financing. Plaintiffs seek judgment that: 1) orders Defendants to refrain from redeeming any ARPS at their liquidation value using Trusts assets; 2) awards monetary damages against all Defendants, individually, jointly or severally, in favor of the Trusts, for all losses and damages allegedly suffered as a result of the redemptions of ARPS at their liquidation value; 3) grants appropriate equitable relief to remedy the Defendants’ alleged breaches of fiduciary duties; and 4) awards to Plaintiffs the costs and disbursements of the action. On August 10, 2010, the Board of Trustees formed a Special Litigation Committee (“SLC”) to investigate the claims made in the April 2010 demand letters underlying the Complaint with the assistance of independent counsel. After reviewing the findings of the SLC and a vote by Independent Trustees, the Board announced on June 24, 2011, that the Independent Trustees had adopted the SLC recommendation to reject the demands and seek dismissal of the lawsuit. The Trusts filed a motion to dismiss on October 4, 2011, which remains pending.

Also, the Trust is named as a defendant in an adversary proceeding in the Bankruptcy Court of the Southern District of Florida. The complaint was filed on July 14, 2008 by the Official Committee of Unsecured Creditors of TOUSA, Inc., on behalf of certain subsidiaries of TOUSA, Inc. (the “Conveying Subsidiaries”), and filed as amended on October 17, 2008. The Committee made allegations against the Trust in two separate capacities: as “Transeastern Lenders” and as “First Lienholders” (collectively, the “Lenders”). The Transeastern Lenders loaned money to form a joint venture between TOUSA, Inc. and Falcone/Ritchie LLC. TOUSA, Inc. later repaid the loans from the Transeastern Lenders as part of a global settlement of claims against it. The repayment was financed using proceeds of new loans (the “New Loans”), for which the Conveying Subsidiaries conveyed first and second priority liens on their assets to two groups of lienholders (the First and Second Lienholders, collectively “New Lenders”). The Conveying Subsidiaries were not obligated on the original debt to the Transeastern Lenders. The Committee alleged, inter alia, that both the repayment to the Transeastern Lenders and the grant of liens to the First and Second Lienholders should be avoided as fraudulent transfers under the bankruptcy laws. More specifically, the Committee alleged: (1) that the Conveying Subsidiaries’ transfer of liens to secure the New Loans was a fraudulent transfer under 11 U.S.C. § 548 because the Conveying Subsidiaries were insolvent at the time of the transfer and did not receive reasonably equivalent value for the liens; and (2) that the Transeastern Lenders were, under 11 U.S.C. § 550, entities for whose benefit the liens were fraudulently transferred to the New Lenders. The case was tried in 2009 and on October 13, 2009, the Bankruptcy Court rendered a Final Judgment against the Lenders, which was later amended on October 30, 2009, requiring the Lenders to post bonds equal to 110% of the damages and disgorgement ordered against them. The Transeastern Lenders and First Lienholders separately appealed the decision to the District Court for the Southern District of Florida. On February 11, 2011, the District Court, issued an order in the Transeastern Lenders’ appeal that: 1) quashed the Bankruptcy Court’s Order as it relates to the liability of the Transeastern Lenders; 2) made null and void the Bankruptcy Court’s imposition of remedies as to the Transeastern Lenders; 3) discharged all bonds deposited by Transeastern Lenders, unless any further appeals are filed, in which case the bonds would remain in effect pending resolution of appeals; 4) dismissed as moot additional appeal proceedings of the Transeastern Lenders that were contingent upon the District Court’s decision concerning liability; and 5) closed all District Court appeal proceedings concerning the Transeastern Lenders. The Committee appealed to the Eleventh Circuit Court of Appeals. In a decision filed on May 15, 2012, the Eleventh Circuit reversed the District Court’s opinion, affirmed the liability findings of the Bankruptcy Court against the Transeastern Lenders, and remanded the case to the District Court to review the remedies ordered by the Bankruptcy Court. The appeal of the Transeastern Lenders is currently pending before the District Court. The First Lienholders, having paid its obligations under the bankruptcy plan, have been fully and finally released pursuant to a court order dated August 30, 2013.

Management of Invesco and the Trust believe that the outcome of the proceedings described above will have no material adverse effect on the Trust or on the ability of Invesco to provide ongoing services to the Trust.

37                         Invesco Senior Income Trust

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Senior Income Trust (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Fund’s investment advisory agreements. During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Senior Secured Management, Inc. currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Closed- End Loan Participation Funds Index. The Board noted that the Fund’s performance was in the fourth quintile of its performance universe for the one year period, the third quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one and three year periods and above the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset

38                         Invesco Senior Income Trust

level. The Board noted that the contractual management fee rate for shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one mutual fund and below the rate of one open end funds. The Board also noted that the Fund’s rate was below the rate of five off-shore funds with investment strategies comparable to those of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

39                         Invesco Senior Income Trust

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Senior Income Trust (the “Fund”) was held on August 26, 2016. The Meeting was held for the following purposes:

(1)	Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

(2)	Election of Trustees by Preferred Shareholders voting as a separate class.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Withheld
(1)	Albert R. Dowden	160,909,330	3,464,398
	Eli Jones	161,053,970	3,319,758
	Raymond Stickel, Jr.	160,956,373	3,417,355
(2)	Prema Mathai-Davis	1,250	0

40                         Invesco Senior Income Trust

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-08743	VK-CE-SINC-SAR-1

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it has relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex. These relationships call into question PricewaterhouseCoopers LLP’s independence under the Loan Rule with respect to those funds, as well as all other funds in the Invesco Fund Complex.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. PricewaterhouseCoopers LLP has communicated that the circumstances which called into question its independence under the Loan Rule with respect to the audits of the Funds are consistent with the circumstances described in the no action letter. PricewaterhouseCoopers LLP also concluded that its objectivity and impartiality was not impaired with respect to the planning for and execution of the Funds’ audits and that they have complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP have concluded that PricewaterhouseCoopers LLP can continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex intends to rely upon the no-action letter.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Fund will need to take other action in order for the Fund’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able rely on the letter unless it’s term is extended or made permanent by the SEC Staff.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 12, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 12, 2016, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Senior Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 4, 2016

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.